Financial risk management, objective and policies	12 Months Ended
Mar. 31, 2022
Financial risk management, objective and policies

40. Financial risk management, objective and policies

The Group’s activities are exposed to variety of financial risk: credit risk, liquidity risk and foreign currency risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are summarized below:

a) Credit risk

Credit risk is the risk that a counter party will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2021	2022
Trade and other receivables	870,452	1,934,713
Other financial assets	692,030	688,649
Total	1,562,482	2,623,362

The age of Trade and other receivables at the reporting date was:

	March 31,
	2021	2022
0 - 30 days	538,959	1,512,534
31 - 90 days	210,569	304,480
91 - 180 days	46,222	97,579
More than 180 days	74,702	20,120
Total	870,452	1,934,713

Allowances for doubtful debts mainly represent amounts due from airlines, hotels and customers. Based on historical experience, the Group believes that no impairment allowance is necessary, except for as disclosed in Note 26, in respect of trade receivables.

b) Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the consolidated entity aims to maintain flexibility in funding by keeping committed credit lines available.

The Group manages liquidity by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and financial liabilities.

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2021 and 2022.

As at March 31, 2021
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	6,931	7,579	4,283	3,296	-
Lease liabilities	502,968	783,070	141,788	403,298	237,984
Trade and other payables	2,250,363	2,250,363	2,215,425	34,938	-
Factoring	124,124	124,124	124,124	-	-
Other Current liabilities	452,738	536,048	182,893	353,155	-
Total	3,337,124	3,701,184	2,668,513	794,687	237,984

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2022

(Amount in INR thousands, except per share data and number of shares)

As at March 31, 2022
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	7,180	7,988	3,426	4,562	-
Lease liabilities	269,659	398,659	74,457	239,584	84,618
Trade and other payables	2,437,317	2,437,317	2,394,712	42,605	-
Factoring	351,399	351,399	351,399	-	-
Other Current liabilities	512,877	512,877	512,877	-	-
Total	3,578,432	3,708,240	3,336,871	286,751	84,618

*	Represents Undiscounted cash flows of interest and principal

Based on the past performance and current expectations, the Group believes that the cash and cash equivalent and cash generated from operations will satisfy the working capital needs, funding of operational losses, capital expenditure, commitments and other liquidity requirements associated with its existing operations through at least the next 12 months. In addition, there are no transactions, arrangements and other relationships with any other person that are reasonably likely to materially affect or the availability of the requirement of capital resources.

c) Foreign currency risk

Foreign currency Risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of the changes in foreign exchange rates. The Group operates through subsidiaries in India, Singapore and United States. The functional currency of these subsidiaries is the local currency in the respective countries and accordingly there are no related significant foreign currency exposures.

The Company currently does not have any hedging agreements or similar arrangements with any counter-party to cover its exposure to any fluctuations in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating transactions which are denominated in currency other than subsidiary’s functional currency (foreign currency denominated receivables and payables).

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in exchange rates. Any change in the exchange rate of USD, Euro, GBP and SGD against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 5% appreciation/depreciation of the USD, Euro, GBP and SGD currency as indicated below, against the INR would have decreased/increased the loss/gain by the amount shown below; this analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of reporting period. The analysis assumes that all other variables remain constant.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

	March 31,
	2021	2022
5% strengthening/weakening of USD against INR	5,213	1,339

5% strengthening/weakening of Euro against INR	101	1,157

5% strengthening/weakening of GBP against INR	436	932

5% strengthening/weakening of SGD against INR	269	121